Fair value of financial instruments - Assets and Liabilities Not Measured at Fair Value (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial assets at fair value through profit or loss
Cash and cash equivalents	$ 2,823,405,750	$ 2,488,330,006	$ 2,008,588,332	$ 2,883,317,143
Other financial assets	590,310,435	372,837,937
Debt securities	152,528,570	182,535,735
Reverse Repurchase Agreements	0	2,615,655,397
Financial liabilities at fair value through profit or loss
Other financial liabilities	1,195,339,210	976,139,925
Bank loans	200,930,558	61,387,247
Debt securities issued	115,898,590	27,910,020
Book value
Financial assets at fair value through profit or loss
Cash and cash equivalents	2,823,405,750	2,488,330,006
Other financial assets	590,310,435	372,837,937
Debt securities	152,528,570	182,535,735
Loans And Advances Not Measured at Fair Value	7,538,571,532	4,301,897,429
Reverse Repurchase Agreements		2,615,655,397
Financial liabilities at fair value through profit or loss
Deposits	9,929,679,125	7,925,054,235
Other financial liabilities	1,195,339,210	976,139,925
Bank loans	200,930,558	61,387,247
Debt securities issued	115,898,590	27,910,020
Total fair value
Financial assets at fair value through profit or loss
Debt securities	160,612,323	211,594,214
Loans And Advances Not Measured at Fair Value	7,918,435,940	4,079,647,373
Financial liabilities at fair value through profit or loss
Deposits	3,272,641,896	1,833,397,449
Bank loans	198,965,317	60,148,259
Debt securities issued	117,281,355	28,404,015
Level 2 Fair value
Financial assets at fair value through profit or loss
Cash and cash equivalents	0	0
Other financial assets	0	0
Debt securities	160,612,323	211,594,214
Loans And Advances Not Measured at Fair Value	69,468,034	0
Reverse Repurchase Agreements		0
Financial liabilities at fair value through profit or loss
Deposits	0	0
Other financial liabilities	0	0
Bank loans	198,965,317	60,148,259
Debt securities issued	117,281,355	28,404,015
Level 3 Fair value
Financial assets at fair value through profit or loss
Cash and cash equivalents	0	0
Other financial assets	0	0
Debt securities	0	0
Loans And Advances Not Measured at Fair Value	7,848,967,906	4,079,647,373
Reverse Repurchase Agreements		0
Financial liabilities at fair value through profit or loss
Deposits	3,272,641,896	1,833,397,449
Other financial liabilities	0	0
Bank loans	0	0
Debt securities issued	$ 0	$ 0